Significant partly-owned subsidiaries (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summarized income statement
Net sales	€ 22,202	€ 21,852	€ 23,315
Operating (loss)/profit	2,158	885	485
(Loss)/profit for the year	1,645	(2,516)	11
Loss for the year attributable to:
Equity holders of the parent	1,623	(2,523)	7
Non-controlling interests	22	7	4
Summarized statement of financial position
Non-current assets	20,452	17,976
Non-current liabilities	(10,486)	(11,885)
Current assets	19,597	18,215
Current liabilities	(12,101)	(11,761)
Non-controlling interests	102	80
Summarized statement of cash flows
Net cash from/(used in) operating activities	2,625	1,759	390
Net cash used in investing activities	(1,795)	(1,438)	(290)
Net cash from/(used in) financing activities	(1,212)	883	(479)
Translation differences	133	(174)	28
Net increase/(decrease) in cash and cash equivalents	(249)	1,030	(351)
Cash and cash equivalents	6,691	6,940	5,910	€ 6,261
Dividends paid	€ 9	148	€ 570
Nokia Shanghai Bell Co., Ltd
Disclosure of significant investments in partly owned subsidiaries [line items]
Proportion of ownership interest in subsidiary	50.00%
Shares more or (less) than 50% ownership (in shares)	1
Decrease in value of financial liability	€ (33)	79
Expected future cash outflow for settlements	504	420
Summarized income statement
Net sales	1,174	1,376
Operating (loss)/profit	(8)	(3)
(Loss)/profit for the year	(24)	(14)
Loss for the year attributable to:
Equity holders of the parent	(24)	(14)
Summarized statement of financial position
Non-current assets	575	577
Non-current liabilities	(161)	(150)
Non-current net assets	414	427
Current assets	2,144	1,984
Current liabilities	(1,284)	(1,228)
Current net assets	860	756
Net assets	1,274	1,183
Summarized statement of cash flows
Net cash from/(used in) operating activities	143	189
Net cash used in investing activities	0	(26)
Net cash from/(used in) financing activities	(82)	(376)
Translation differences	67	(1)
Net increase/(decrease) in cash and cash equivalents	128	(214)
Cash and cash equivalents	€ 733	604
Percentage of shareholders voting rights for special resolution for distribution of profits for dividends	66.67%
Percentage of distributable after-tax profits for dividends (as a percent)	50.00%
Other Group entities
Summarized income statement
Net sales	€ 61	104
China Huaxin
Summarized statement of cash flows
Dividends paid		€ 144